Trade receivables, net - Schedule of Aging Analysis of Trade Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade receivables, net - Schedule of Aging Analysis of Trade Receivables (Details) [Line Items]
Trade receivables	¥ 104,965	¥ 148,057
0 – 90 days [Member]
Trade receivables, net - Schedule of Aging Analysis of Trade Receivables (Details) [Line Items]
Trade receivables	7,945	21,479
91 – 180 days [Member]
Trade receivables, net - Schedule of Aging Analysis of Trade Receivables (Details) [Line Items]
Trade receivables	588	905
181 – 365 days [Member]
Trade receivables, net - Schedule of Aging Analysis of Trade Receivables (Details) [Line Items]
Trade receivables	0	45,459
1 – 2 years [Member]
Trade receivables, net - Schedule of Aging Analysis of Trade Receivables (Details) [Line Items]
Trade receivables	40,143	25,604
2 – 3 years [Member]
Trade receivables, net - Schedule of Aging Analysis of Trade Receivables (Details) [Line Items]
Trade receivables	12,405	47,720
Over 3 years [Member]
Trade receivables, net - Schedule of Aging Analysis of Trade Receivables (Details) [Line Items]
Trade receivables	¥ 43,884	¥ 6,890